BANK LOANS - Short-term bank loans (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
BANK LOANS
Total short-term bank loans	¥ 11,582,336	$ 1,616,832	¥ 12,425,959
Bank of Kunlun
BANK LOANS
Total short-term bank loans			843,487
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans	10,000,000	1,395,946	10,000,000
China Construction Bank
BANK LOANS
Total short-term bank loans	1,106,009	154,393	1,106,091
Industry and Commercial Bank of China ("ICBC")
BANK LOANS
Total short-term bank loans	¥ 476,327	$ 66,493	¥ 476,381